Long-term Debt - Summary of assets are pledged as collateral against the borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	₨ 252,272.0	$ 3,070.1	₨ 321,243.9
Other Current Assets [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	1,892.2	23.0	8,078.8
Finance Receivables [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	227,666.9	2,770.7	254,877.3
Property,plant and equipment [member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	₨ 22,712.9	$ 276.4	₨ 58,287.8